UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 13F

FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: 	3/31/2013
Check here if Amendment [ ]; Amendment Number:

Institutional Investment Manager Filing this Report:

Name:		Heitman Real Estate Securities LLC
Address:	191 North Wacker Drive
		Suite 2500
		Chicago, IL  60606

Form 13F File Number: 	28-04321

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Katie Boysen
Title:		Public Securities Compliance Manager
Phone:		312-251-5424

Signature, Place and Date of Signing:



/s/ Katie Boysen					Chicago, IL	5/13/2013
--------------------					-------------	----------
[Signature]						[City, State]	[Date]

Report Type (Check only one):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ X ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)



FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Manager:		      3

Form 13F Information Table Entry Total:		     48

Form 13F Information Table Value Total:	  $   1,647,697
					 ---------------
					  (In Thousands)


List of Other Included Managers:

Provide a numbered list of name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


No.		Form 13F File Number		Name

1		028-11931		Old Mutual (US) Holdings, Inc.
--		--------------          -------------------------------
2		028-12002		Heitman LLC
--		--------------		-------------------------------
3		028-12003		KE I LLC
--		--------------		-------------------------------


Form 13F Information Table


Column 1                         Column 2  Column 3  Column 4     Column 5          Column 6   Column 7      Column 8
---------		         --------  --------  --------  -------------------  -------    --------  -----------------
                                 Title                Value     Shares OR Sh/ Put/  Investment Other      Voting Authority
Name of Issuer                   of class  CUSIP     (x$1000)    Prn Amt  Prn Call  Discretion Managers   Sole Shared None
----------------		 --------  -----     --------  ---------  --- ---   -------    --------  -----------------
American Campus Communities      COM        024835100  31520     695182     SH      DEFINED    1,2,3     438132  0    257050
Apartment Investment & Management
Company              		 COM        03748R101  11351     370232	  SH        DEFINED    1,2,3     225512  0    144720
Avalonbay Communities, Inc.      COM        053484101  54494     430201	  SH        DEFINED    1,2,3     264241  0    165960
Boston Properties, Inc.          COM        101121101  59585     589605	  SH        DEFINED    1,2,3     365695  0    223910
Brookfield Properties Corp.      COM        112900105   3271     190494	  SH 	    DEFINED    1,2,3     171719  0     18775
Camden Property Trust            COM        133131102  36056     524985	  SH        DEFINED    1,2,3     331360  0    193625
Digital Realty Trust Inc.        COM        253868103  64734     967475	  SH        DEFINED    1,2,3     595100  0    372375
Duke Realty Corporation          COM        264411505  31457    1852585	  SH        DEFINED    1,2,3    1147485  0    705100
Equity One, Inc.                 COM        294752100  21567     899759	  SH        DEFINED    1,2,3     554042  0    345717
Essex Property Trust Inc.        COM        297178105  14476      96134	  SH        DEFINED    1,2,3      58106  0     38028
Federal Realty Investment Trust  COM        313747206  59369     549510	  SH        DEFINED    1,2,3     343535  0    205975
General Growth Properties, Inc.  COM        370023103  66930    3366711	  SH        DEFINED    1,2,3    2033561  0   1333150
HCP Inc.                         COM        40414L109  64169    1286979	  SH        DEFINED    1,2,3     774125  0    512854
Health Care REIT Inc.            COM        42217K106  67546     994643	  SH        DEFINED    1,2,3     612062  0    382581
Highwoods Properties Inc.        COM        431284108  25750     650739	  SH        DEFINED    1,2,3     413739  0    237000
Host Hotels & Resorts, Inc.      COM        44107P104   7456     426316	  SH        DEFINED    1,2,3     284902  0    141414
Kilroy Realty Corp.              COM        49427F108  27472     524276	  SH        DEFINED    1,2,3     328701  0    195575
National Health Investors, Inc.  COM        63633D104  17347     265042	  SH        DEFINED    1,2,3     157167  0    107875
National Retail Properties, Inc. COM        637417106  16342     451800	  SH        DEFINED    1,2,3     224400  0    227400
Pebblebrook Hotel Trust          COM        70509V100  11876     460485	  SH        DEFINED    1,2,3     296085  0    164400
Pennsylvania REIT                COM        709102107  19626    1012182	  SH        DEFINED    1,2,3     668411  0    343771
Prologis Inc.                    COM        74340W103  74037    1851862	  SH        DEFINED    1,2,3    1147419  0    704443
Public Storage, Inc.             COM        74460D109  79551     522264	  SH        DEFINED    1,2,3     324589  0    197675
Regency Centers Corp.            COM        758849103  20366     384912	  SH        DEFINED    1,2,3     218937  0    165975
RLJ Lodging Trust                COM        74965L101  28122    1235583	  SH        DEFINED    1,2,3     796333  0    439250
Sabra Health Care REIT Inc       COM        78573L106   2347      80900	  SH        DEFINED    1,2,3          0  0     80900
Simon Property Group, Inc.       COM        828806109 168596    1063292	  SH        DEFINED    1,2,3     680690  0    382602
SL Green Realty Corp             COM        78440X101  40767     473435	  SH        DEFINED    1,2,3     297287  0    176148
Sovran Self Storage, Inc.        COM        84610H108  20974     325221	  SH        DEFINED    1,2,3     209546  0    115675
Spirit Realty Capital            COM        84860F109  11995     631307	  SH        DEFINED    1,2,3     283507  0    347800
Stag Industrial Inc              COM        85254J102   1424      66938	  SH        DEFINED    1,2,3          0  0     66938
Strategic Hotel and Resorts Inc  COM        86272T106   3819     457343	  SH        DEFINED    1,2,3     288966  0    168377
Taubman Centers, Inc.            COM        876664103  66032     850272	  SH        DEFINED    1,2,3     502063  0    348209
UDR, Inc.                        COM        902653104  35132    1452331	  SH        DEFINED    1,2,3     893199  0    559132
Ventas Inc.                      COM        92276F100 118240    1615301	  SH        DEFINED    1,2,3     997226  0    618075
BRE Properties, Inc.             COM CL A   05564E106   5696     117008   SH        DEFINED    1,2,3      72683  0     44325
Forest City Enterprise CL A      COM CL A   345550107   2039     114733	  SH        DEFINED    1,2,3     103808  0     10925
Healthcare Trust of America      COM CL A   42225P105   7333     624094	  SH        DEFINED    1,2,3     385494  0    238600
			         COM SH
Commonwealth REIT		 BEN INT    203233101   8433     375791	  SH        DEFINED    1,2,3     224091  0    151700
		                 COM SH
EPR Properties			 BEN INT    26884U109  13121     252075	  SH        DEFINED    1,2,3     122975  0    129100
				 COM SH
LaSalle Hotel Properties	 BEN INT    517942108  48819    1923534	  SH        DEFINED    1,2,3    1233775  0    689759
Ramco-Gershenson Properties      COM SH
Trust  				 BEN INT    751452202  13279     790416	  SH        DEFINED    1,2,3     477366  0    313050
		                 COM SH
Select Income Trust 	   	 BEN INT    81618T100   1010      38200	  SH        DEFINED    1,2,3          0  0     38200
Sunstone Hotel Investors PFD
SER D 8.00%                      PFD        867892507   2128      80000	  SH        DEFINED    1,2,3          0  0     80000
Equity Residential               SH BEN INT 29476L107  70858    1286929	  SH        DEFINED    1,2,3     799027  0    487902
Liberty Property Trust           SH BEN INT 531172104  28630     720262	  SH        DEFINED    1,2,3     450137  0    270125
Vornado Realty Trust             SH BEN INT 929042109  42622     509590	  SH        DEFINED    1,2,3     316887  0    192703
Washington REIT                  SH BEN INT 939653101  19933     715968	  SH        DEFINED    1,2,3     430493  0    285475
